Allstate Life Insurance Company of New York
3100 Sanders Road, Suite J5B
Northbrook, Illinois 60062
Direct Dial Number (847) 402-7452
Facsimile (847) 402-3781
E-Mail jflya@allstate.com
May 4, 2011
VIA EDGAR
Securities and Exchange Commission
450 Fifth Street N.W.
Washington, D.C. 20549
RE: Allstate Life of New York Variable Life Separate Account A (“Registrant”)
1933 Act File No. 333-148225
1940 Act File No. 811-21250
Commissioners:
On behalf of Registrant, I certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), that:
(1)
the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the most recent amendment (“Amendment”) to the above-referenced registration statement; and

(2)	Registrant electronically filed the text of the Amendment with the Commission.
Sincerely,
/s/ Jim Flynn
Jim Flynn
Senior Attorney